Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Receivables

All figures in £ millions	2020	2019
Current
Trade receivables	795	903
Royalty advances	2	4
Prepayments	189	138
Investment in finance lease receivable	18	25
Accrued income	12	11
Other receivables	102	194

	1,118	1,275

Non-current
Trade receivables	8	15
Royalty advances	3	—
Prepayments	13	7
Investment in finance lease receivable	112	171
Accrued income	1	5
Other receivables	86	115

	223	313

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2020	2019
At beginning of year	(92)	(96)
Exchange differences	6	3
Income statement movements	(26)	(35)
Utilised	32	36
Transfer to assets classified as held for sale	6	—

At end of year	(74)	(92)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2020	2019
Within due date	668	654
Up to three months past due date	70	155
Three to six months past due date	11	35
Six to nine months past due date	23	9
Nine to 12 months past due date	7	14
More than 12 months past due date	24	51

Net trade receivables	803	918